Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 3,315	$ 7,116	$ 7,061
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	2,238	1,845	1,875
Credit loss expense / (release)	143	29	(148)
Share of net (profit) / loss of associates and joint ventures and impairment related to associates	163	(32)	(105)
Deferred tax expense / (benefit)	(222)	491	432
Net loss / (gain) from investing activities	(225)	(1,515)	(230)
Net loss / (gain) from financing activities	4,919	(16,587)	100
Other net adjustments	(10,383)	5,792	3,790
Net change in operating assets and liabilities:
Amounts due from banks and amounts due to banks	(10,093)	(1,088)	2,148
Receivables from securities financing transactions measured at amortized cost	(4,993)	5,690	(1,565)
Payables from securities financing transactions measured at amortized cost	1,543	(1,247)	(751)
Cash collateral on derivative instruments	1,162	73	(3,311)
Loans and advances to customers	3,707	1,653	(26,943)
Customer deposits	6,521	(9,409)	29,349
Financial assets and liabilities at fair value held for trading and derivative financial instruments	(16,017)	8,173	(10,635)
Brokerage receivables and payables	(6,101)	6,019	8,115
Financial assets at fair value not held for trading and other financial assets and liabilities	(4,661)	5,557	19,793
Provisions and other non-financial assets and liabilities	2,325	(437)	2,617
Income taxes paid, net of refunds	(1,541)	(1,495)	(1,026)
Net cash flow from / (used in) operating activities	(28,202)	10,630	30,563
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(4)	(3)	(1)
Disposal of subsidiaries, associates and intangible assets	109	1,729	593
Purchase of property, equipment and software	(1,283)	(1,478)	(1,581)
Disposal of property, equipment and software	33	161	295
Net (purchase) / redemption of financial assets measured at fair value through other comprehensive income	30	(699)	(750)
Purchase of debt securities measured at amortized cost	(14,244)	(30,792)	(4,922)
Disposal and redemption of debt securities measured at amortized cost	10,435	18,799	4,507
Net cash flow from / (used in) investing activities	(4,924)	(12,283)	(1,860)
Cash flow from / (used in) financing activities
Net issuance (repayment) of short-term debt measured at amortized cost	7,181	(12,249)	(3,093)
Distributions paid on UBS AG shares	(6,000)	(4,200)	(4,539)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	104,551	79,457	98,619
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(85,541)	(67,670)	(79,799)
Net cash flows from other financing activities	(501)	(595)	(261)
Net cash flow from / (used in) financing activities	19,690	(5,257)	10,927
Total cash flow
Cash and cash equivalents at the beginning of the year	195,200	207,755	173,430
Net cash flow from / (used in) operating, investing and financing activities	(13,435)	(6,911)	39,630
Effects of exchange rate differences on cash and cash equivalents	8,704	(5,645)	(5,306)
Cash and cash equivalents at the end of the year	190,469	195,200	207,755
of which: cash and balances at central banks	171,723	169,363	192,706
of which: loans and advances to banks	12,078	13,329	13,822
of which: money market paper	6,668	12,508	1,227
Net cash flow from / (used in) operating activities includes:
Interest received in cash	32,576	15,730	11,170
Interest paid in cash	26,711	8,315	4,802
Dividends on equity investments, investment funds and associates received in cash	$ 2,241	$ 1,907	$ 2,531